PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

3.   PROPERTY, PLANT AND MINE DEVELOPMENT

	As at December 31, 2012			As at December 31, 2011

	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Mining properties	$1,356,227	$ 86,839	$1,269,388	$1,228,523	$111,567	$1,116,956

Plant and equipment	2,538,328	617,826	1,920,502	2,467,300	437,706	2,029,594

Mine development costs	918,482	237,967	680,515	869,746	190,399	679,347

Construction in progress:

Meliadine project	133,840	–	133,840	69,458	–	69,458

La India project	32,553	–	32,553	–	–	–

Goldex mine M and E Zones	30,658	–	30,658	–	–	–

	$5,010,088	$942,632	$4,067,456	$4,635,027	$739,672	$3,895,355

  Geographic Information:

	As at December 31,

	2012	2011

Canada	$2,543,171	$2,433,527

Latin America	809,556	776,892

Europe	704,031	674,258

United States	10,698	10,678

Total	$4,067,456	$3,895,355

  In 2012, Agnico-Eagle capitalized $1.3 million of costs (2011 – $1.4 million) and recognized $1.2 million of amortization expense (2011 – $0.9 million) related to computer software. The unamortized capitalized cost for computer software at December 31, 2012 was $5.7 million (2011 – $5.6 million).

  The unamortized capitalized cost for leasehold improvements at December 31, 2012 was $3.4 million (2011 – $3.2 million), which is being amortized on a straight-line basis over the life term of the lease plus one renewal period.

  The amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).